Long-term Debt and Capital Lease Obligations (Parenthetical) (Detail)	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended			12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2012 Minimum	Apr. 30, 2011 Minimum	Apr. 30, 2012 Maximum	Apr. 30, 2011 Maximum	Jul. 31, 2012 Eurocopter Loan - 2.50%	Apr. 30, 2012 Eurocopter Loan - 2.50%	Jul. 31, 2012 Boundary Bay Financing - 6.93%	Apr. 30, 2012 Boundary Bay Financing - 6.93%	Apr. 30, 2012 Eurocopter Loan - 2.50% maturity in June 2011	Apr. 30, 2012 EDC US loan - 5.04% maturity in November 2011
Debt Instrument [Line Items]
Other term loan interest rate							2.50%	2.50%			2.50%	5.04%
Period considered for interest rate	CDOR rate (6 month) plus a 0.8% margin	CDOR rate (6 month)plus a 0.8% margin
Margin rate									6.93%	6.93%
Margin			0.80%	0.80%	4.50%	3.75%